Note 16 - Prepayments (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about prepayments [text block]
		December 31,
	2024	2023

Caledonia Mining South Africa (Proprietary) Limited (“CMSA”) suppliers	681	527
Blanket Mine third party suppliers - USD	1,482	808
Blanket Mine third party suppliers - ZiG	2,947	–
Blanket Mine third party suppliers - RTGS$	–	938
Other prepayments	177	265
	5,287	2,538